Revenues (Tables)	9 Months Ended
Sep. 30, 2019
Revenues
Schedule of disaggregated revenue

	Nine Months Ended September 30, 2019
	Innovation	Commercial
	Platform	Platform	Total
	(in US$’000)
Goods—Manufacturing	—	4,753	4,753
Goods—Distribution	—	130,806	130,806
Services	10,841	2,584	13,425
Royalties	—	2,562	2,562
	10,841	140,705	151,546

Third parties	10,468	135,371	145,839
Related parties (Note 17(i))	373	5,334	5,707
	10,841	140,705	151,546

	Nine Months Ended September 30, 2018
	Innovation	Commercial
	Platform	Platform	Total
	(in US$’000)
Goods—Distribution	—	119,866	119,866
Services	20,754	8,246	29,000
Licenses	12,135	—	12,135
	32,889	128,112	161,001

Third parties	25,581	122,869	148,450
Related parties (Note 17(i))	7,308	5,243	12,551
	32,889	128,112	161,001